Supplement


Dated August 14, 2000 to
Prospectus Dated February 28, 2000

Concert Investment Series (the "Trust")

Government Fund

On July 17, 2000, the Board of Trustees of the Trust approved an agreement and plan of reorganization between the Government Fund and Smith Barney Government Securities Fund, a series of the Smith Barney Investment Funds Inc. ("Smith Barney Government Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Government Fund of the assets and the stated liabilities of the Government Fund in exchange for shares of the Smith Barney Government Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Government Fund. Shareholders of the Government Fund on August 11, 2000 (the record date) will receive a proxy statement and other materials relating to the proposed reorganization and will be entitled to vote for or against the proposed reorganization by proxy or in person at a shareholder meeting on September 25, 2000. If shareholders of the Government Fund approve the proposed reorganization at the September 25th meeting, a closing will be held on or about October 6, 2000. At the close of business on the day of the closing, the shareholders of the Government Fund will become shareholders of the Smith Barney Government Fund.

If you first purchase shares of the Government Fund after August 11, 2000 you will not be entitled to vote on the proposed reorganization. However, your investment in the Government Fund shall be subject to the proposed reorganization, should it be approved. For more information about the proposed reorganization, please call 1-800-451-2010.


Municipal Bond Fund ("Municipal Fund")

On July 17, 2000, the Board of Trustees of the Trust approved an agreement and plan of reorganization between the Municipal Fund and Smith Barney Managed Municipals Fund Inc. ("Smith Barney Municipal Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Municipal Fund of the assets and the stated liabilities of the Municipal Fund in exchange for shares of the Smith Barney Municipal Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Municipal Fund. Shareholders of the Municipal Fund on August 11, 2000 (the record date) will receive a proxy statement and other materials relating to the proposed reorganization and will be entitled to vote for or against the proposed reorganization by proxy or in person at a shareholder meeting on September 25, 2000. If shareholders of the Municipal Fund approve the proposed reorganization at the September 25th meeting, a closing will be held on or about October 6, 2000. At the close of business on the day of the closing, the shareholders of the Municipal Fund will become shareholders of the Smith Barney Municipal Fund.

If you first purchase shares of the Municipal Fund after August 11, 2000 you will not be entitled to vote on the proposed reorganization. However, your investment in the Municipal Fund shall be subject to the proposed reorganization, should it be approved. For more information about the proposed reorganization, please call 1-800-451-2010.


Mid Cap Fund

On July 17, 2000, the Board of Trustees of the Trust approved an agreement and plan of reorganization between the Mid Cap Fund and Smith Barney Mid Cap Core Fund, a series of the Smith Barney Investment Trust ("Smith Barney Mid Cap Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Mid Cap Fund of the assets and the stated liabilities of the Mid Cap Fund in exchange for shares of the Smith Barney Mid Cap Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Mid Cap Fund. Shareholders of the Mid Cap Fund on August 11, 2000 (the record date) will receive a proxy statement and other materials relating to the proposed reorganization and will be entitled to vote for or against the proposed reorganization by proxy or in person at a shareholder meeting on September 25, 2000. If shareholders of the Mid Cap Fund approve the proposed reorganization at the September 25th meeting, a closing will be held on or about October 6, 2000. At the close of business on the day of the closing, the shareholders of the Mid Cap Fund will become shareholders of the Smith Barney Mid Cap Fund.

If you purchase shares of the Mid Cap Fund after August 11, 2000 you will not be entitled to vote on the proposed reorganization. However, your investment in the Mid Cap Fund shall be subject to the proposed reorganization, should it be approved. For more information about the proposed reorganization, please call 1-800-451-2010.


Small Cap Fund

On July 17, 2000, the Board of Trustees of the Trust approved an agreement and plan of reorganization between the Small Cap Fund and Smith Barney Small Cap Growth Fund, a series of the Smith Barney Investment Funds Inc. ("Smith Barney Small Cap Fund"). The proposed reorganization will be tax-free and will involve the acquisition by the Smith Barney Small Cap Fund of the assets and the stated liabilities of the Small Cap Fund in exchange for shares of the Smith Barney Small Cap Fund. The agreement and plan of reorganization is subject to approval by shareholders of the Small Cap Fund. Shareholders of the Small Cap Fund on August 11, 2000 (the record date) will receive a proxy statement and other materials relating to the proposed and will be entitled to vote for or against the proposed reorganization by proxy or in person at a shareholder meeting on September 25, 2000. If shareholders of the Small Cap Fund approve the proposed reorganization at the September 25th meeting, a closing will be held on or about October 6, 2000. At the close of business on the day of the closing, the shareholders of the Small Cap Fund will become shareholders of the Smith Barney Small Cap Fund.

If you first purchase shares of the Small Cap Fund after August 11, 2000 you will not be entitled to vote on the proposed reorganization. However, your investment in the Small Cap Fund shall be subject to the proposed reorganization, should it be approved. For more information about the proposed reorganization, please call 1-800-451-2010.


Growth Fund

On August 10, 2000 the Board of Trustees of the Trust approved a change in the name of the Growth Fund to the Smith Barney Large Cap Core Fund to be effective as of September 11, 2000. The fund's investment objective and policies will remain unchanged.


Growth and Income Fund

On August 10, 2000 the Board of Trustees of the Trust approved a change in the name of the Growth and Income Fund to the Smith Barney Growth and Income Fund to be effective as of September 11, 2000. The fund's investment objective and policies will remain unchanged.


International Equity Fund

On August 10, 2000 the Board of Trustees of the Trust approved a change in the name of the International Equity Fund to the Smith Barney International Aggressive Growth Fund to be effective as of September 11, 2000. The fund's investment objective and policies will remain unchanged.





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